UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
 (Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

Leuthold Core Investment Fund
Schedule of Investments
December 31, 2013 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 69.27%
Aerospace & Defense - 4.31%
AAR Corp.	71,117	$1,991,987
Alliant Techsystems, Inc.	27,656	3,365,182
Boeing Co.	35,254	4,811,818
Exelis, Inc.	182,046	3,469,797
L-3 Communications Holdings, Inc.	30,088	3,215,204
Lockheed Martin Corp.	33,127	4,924,660
Moog, Inc. - Class A (a)	26,745	1,817,055
Northrop Grumman Corp.	43,764	5,015,792
Raytheon Co.	47,715	4,327,751
Triumph Group, Inc.	36,774	2,797,398
		35,736,644
Air Freight & Logistics - 0.03%
Hyundai Glovis Co., Ltd. (b)	1,084	237,569

Airlines - 4.64%
Air China, Ltd. (b)	248,000	185,705
Alaska Air Group, Inc.	81,146	5,953,682
American Airlines Group, Inc. (a)	285,378	7,205,794
China Southern Airlines Co., Ltd. (b)	460,000	179,611
Copa Holdings SA - Class A (b)	40,117	6,423,133
Delta Air Lines, Inc.	237,663	6,528,603
Ryanair Holdings PLC - ADR (a)	93,910	4,407,196
Southwest Airlines Co.	404,514	7,621,044
		38,504,768
Auto Components - 0.15%
Halla Visteon Climate Control Corp. (b)	7,020	258,413
Hyundai Mobis (b)	1,393	387,817
Pyeong Hwa Automotive Co., Ltd. (a)(b)	7,870	160,336
Sungwoo Hitech Co., Ltd. (b)	19,800	289,651
Xinyi Glass Holdings, Ltd. (b)	194,000	171,613
		1,267,830
Automobiles - 0.11%
Hyundai Motor Co. (b)	1,145	257,015
Tata Motors, Ltd. - ADR	20,384	627,827
		884,842
Building Products - 0.03%
China Lesso Group Holdings, Ltd. (b)	368,646	257,398

Chemicals - 0.15%
Aeci, Ltd. (b)	6,195	73,820
China BlueChemical, Ltd. (b)	240,000	150,365
China General Plastics Corp. (b)	290,000	164,792
China Lumena New Materials Corp. (b)	942,000	185,145
Grand Pacific Petrochemical (b)	225,000	175,090
Gubre Fabrikalari TAS (a)(b)	49,020	63,000
Kukdo Chemical Co., Ltd. (a)(b)	2,000	105,333
Uralkali OSJC - GDR	11,862	315,871
		1,233,416
Commercial Banks - 0.31%
Bangkok Bank PCL - NVDR	92,000	501,131
Bank of China, Ltd. (b)	1,495,000	690,128
China CITIC Bank Corp., Ltd. (b)	342,000	186,224
DBS Group Holdings, Ltd. (b)	48,000	652,309
Krung Thai Bank PCL - NVDR	321,900	162,686
Sberbank of Russia - ADR	32,577	411,008
		2,603,486

Commercial Services & Supplies - 0.03%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (b)	16,187	$220,000

Computers & Peripherals - 3.92%
EMC Corp.	194,507	4,891,851
Lenovo Group, Ltd. (b)	780,000	950,837
Lexmark International, Inc. - Class A	158,037	5,613,474
Lite-On Technology Corp. (b)	144,717	232,569
Pegatron Corp. (b)	290,000	374,909
QLogic Corp. (a)	223,379	2,642,574
SanDisk Corp.	79,626	5,616,818
Seagate Technology PLC (b)	106,979	6,007,941
Western Digital Corp.	73,852	6,196,183
		32,527,156
Construction & Engineering - 0.05%
China Singyes Solar Technologies Holdings, Ltd. (b)	156,000	157,458
Wilson Bayly Holmes-Ovcon, Ltd. (b)	18,742	260,851
		418,309
Construction Materials - 0.06%
China Shanshui Cement Group, Ltd. (b)	258,000	111,182
Indocement Tunggal Prakarsa Tbk PT (b)	120,000	197,671
Semen Indonesia Persero Tbk PT (b)	139,500	162,672
		471,525
Consumer Finance - 5.35%
American Express Co.	62,911	5,707,915
Capital One Financial Corp.	159,253	12,200,372
Discover Financial Services	222,771	12,464,038
Ezcorp, Inc. - Class A (a)	74,764	873,991
Portfolio Recovery Associates, Inc. (a)	52,882	2,794,285
SLM Corp.	394,485	10,367,066
		44,407,667
Containers & Packaging - 0.01%
CPMC Holdings, Ltd. (b)	159,000	124,258

Distributors - 0.07%
Dogus Otomotiv Servis ve Ticaret AS (b)	32,640	101,780
Imperial Holdings, Ltd. (b)	6,007	116,161
Jardine Cycle & Carriage, Ltd. (b)	7,000	199,994
Xinhua Winshare Publishing and Media Co., Ltd. (b)	354,000	195,077
		613,012
Diversified Consumer Services - 4.53%
Apollo Group, Inc. - Class A (a)	365,309	9,980,242
Bridgepoint Education, Inc. (a)	67,676	1,198,542
Capella Education Co. (a)	52,882	3,513,480
DeVry Education Group, Inc.	242,222	8,598,881
ITT Educational Services, Inc. (a)	151,993	5,103,925
New Oriental Education & Technology Group - ADR	227,634	7,170,471
Strayer Education, Inc. (a)	58,656	2,021,872
		37,587,413
Diversified Financial Services - 1.39%
CBOE Holdings, Inc.	117,312	6,095,531
Fubon Financial Holding Co., Ltd. (b)	170,000	249,328
Interactive Brokers Group, Inc. - Class A	212,134	5,163,342
		11,508,201
Diversified Telecommunication Services - 0.07%
China Communications Services Corp., Ltd. (b)	282,000	174,869
China Telecom Corp., Ltd. - ADR	3,132	158,385
Telekomunikasi Indonesia Persero Tbk PT - ADR	7,517	269,485
		602,739
Electric Utilities - 0.06%
PGE SA (b)	43,485	234,184
Tauron Polska Energia SA (b)	178,701	258,982
		493,166

Electrical Equipment - 0.01%
Boer Power Holdings, Ltd. (b)	89,000	$81,918

Electronic Equipment, Instruments & Components - 4.92%
Arrow Electronics, Inc. (a)	104,851	5,688,167
Avnet, Inc.	122,175	5,389,139
Benchmark Electronics, Inc. (a)	110,322	2,546,232
Delta Electronics Thailand PCL - NVDR (b)	258,900	422,893
Flextronics International, Ltd. (a)(b)	433,386	3,367,409
Ingram Micro, Inc. (a)	160,468	3,764,579
Insight Enterprises, Inc. (a)	119,743	2,719,364
Jabil Circuit, Inc.	208,487	3,636,013
Jahwa Electronics Co., Ltd. (a)(b)	8,750	172,938
Samsung Electro-Mechanics Co., Ltd. (b)	2,061	142,857
Sanmina Corp. (a)	147,704	2,466,657
SYNNEX Corp. (a)	62,607	4,219,712
TE Connectivity, Ltd. (b)	114,577	6,314,338
		40,850,298
Food & Staples Retailing - 4.29%
CVS Caremark Corp.	241,006	17,248,799
Eurocash SA (b)	17,357	274,379
Grupo Comercial Chedraui SA de CV (b)	24,700	87,268
Magnit OJSC - GDR	6,843	454,499
Walgreen Co.	305,133	17,526,839
		35,591,784
Food Products - 0.12%
Biostime International Holdings, Ltd. (b)	36,000	321,515
Lotte Food Co., Ltd. (b)	447	316,330
Tereos Internacional SA (b)	144,000	151,689
Tongaat Hulett, Ltd. (b)	19,952	216,258
		1,005,792
Gas Utilities - 0.02%
Perusahaan Gas Negara Persero Tbk PT (b)	355,000	130,858

Health Care Equipment & Supplies - 0.04%
i-SENS, Inc. (a)(b)	5,321	209,940
Mindray Medical International, Ltd. - ADR	3,373	122,642
		332,582
Health Care Providers & Services - 10.38%
Aetna, Inc.	81,754	5,607,507
AmerisourceBergen Corp.	123,998	8,718,299
Cardinal Health, Inc.	141,322	9,441,723
CIGNA Corp.	47,411	4,147,514
Henry Schein, Inc. (a)	67,774	7,743,857
Humana, Inc.	47,411	4,893,763
Life Healthcare Group Holdings, Ltd. (b)	79,130	316,042
Magellan Health Services, Inc. (a)	55,921	3,350,227
McKesson Corp.	83,577	13,489,328
Molina Healthcare, Inc. (a)	68,381	2,376,240
Patterson Companies, Inc.	61,391	2,529,309
PharMerica Corp. (a)	113,969	2,450,334
Shanghai Pharmaceuticals Holding Co., Ltd. (b)	134,100	328,640
UnitedHealth Group, Inc.	107,283	8,078,410
WellCare Health Plans, Inc. (a)	44,980	3,167,492
WellPoint, Inc.	103,028	9,518,757
		86,157,442
Hotels, Restaurants & Leisure - 0.05%
Genting Bhd (b)	67,400	211,400
SJM Holdings, Ltd. (b)	67,000	225,218
		436,618

Household Durables - 0.19%
Even Construtora e Incorporadora SA (b)	81,000	$278,820
Ez Tec Empreendimentos e Participacoes SA (b)	11,400	140,355
Haier Electronics Group Co., Ltd. (b)	126,000	366,190
Steinhoff International Holdings, Ltd. (b)	131,603	567,022
Techtronic Industries Co. (b)	72,500	206,503
		1,558,890
Independent Power Producers & Energy Traders - 0.02%
First Gen Corp. (b)	418,500	123,462

Industrial Conglomerates - 0.02%
Bidvest Group, Ltd. (b)	5,534	141,772
Sigdo Koppers SA (b)	31,767	48,215
		189,987
Insurance - 5.08%
American Financial Group, Inc.	91,175	5,262,621
American International Group, Inc.	150,439	7,679,911
Assurant, Inc.	136,763	9,076,960
Genworth Financial, Inc. - Class A (a)	638,834	9,921,092
Hartford Financial Services Group, Inc.	223,075	8,082,007
Hyundai Marine & Fire Insurance Co., Ltd. (b)	6,260	192,865
LIG Insurance Co., Ltd. (b)	20,710	647,009
PICC Property & Casualty Co., Ltd. (b)	572,000	850,611
Powszechny Zaklad Ubezpieczen SA (b)	1,802	267,774
Shin Kong Financial Holdings Co., Ltd. (b)	520,000	180,111
		42,160,961
Internet Software & Services - 0.15%
SouFun Holdings, Ltd. - ADR	3,009	247,972
Tencent Holdings, Ltd. (b)	11,400	729,913
Yandex NV (a)(b)	5,450	235,167
		1,213,052
IT Services - 9.24%
Accenture PLC - Class A (b)	43,764	3,598,276
Alliance Data Systems Corp. (a)	13,980	3,675,761
Amdocs, Ltd.	58,960	2,431,510
Cielo SA (b)	16,820	465,884
Cognizant Technology Solutions Corp. - Class A (a)	29,176	2,946,193
Computer Sciences Corp.	75,675	4,228,719
Convergys Corp.	101,508	2,136,743
CoreLogic, Inc. (a)	151,047	5,366,700
DST Systems, Inc.	41,941	3,805,726
Fiserv, Inc. (a)	71,724	4,235,302
FleetCor Technologies, Inc. (a)	26,745	3,133,712
Gartner, Inc. (a)	37,990	2,699,190
Global Payments, Inc.	39,813	2,587,447
International Business Machines Corp.	28,568	5,358,500
Jack Henry & Associates, Inc.	54,705	3,239,083
Mastercard, Inc. - Class A	11,549	9,648,728
Sapient Corp. (a)	191,468	3,323,884
Total System Services, Inc.	71,421	2,376,891
Visa, Inc. - Class A	41,941	9,339,422
Western Union Co.	122,175	2,107,519
		76,705,190
Media - 0.03%
Global Mediacom Tbk PT (b)	1,540,000	240,679

Metals & Mining - 0.04%
Kumba Iron Ore, Ltd. (b)	7,525	318,572

Oil, Gas & Consumable Fuels - 0.39%
China Petroleum & Chemical Corp. - ADR	8,183	$672,397
CNOOC, Ltd. - ADR	1,573	295,189
Cosan, Ltd. - Class A (b)	20,840	285,925
Lukoil OAO - ADR	8,239	515,409
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	147,900	251,123
PTT Exploration & Production PCL - NVDR	33,000	167,620
PTT PCL - NVDR	40,300	351,500
Rosneft OAO - GDR	45,964	350,860
Sasol, Ltd. - ADR	7,369	364,397
		3,254,420
Paper & Forest Products - 0.07%
Duratex SA (b)	46,500	259,500
Fibria Celulose S.A. - ADR (a)	28,633	334,433
		593,933
Personal Products - 0.05%
AMOREPACIFIC Group (b)	973	429,265

Pharmaceuticals - 0.15%
Aspen Pharmacare Holdings, Ltd. (b)	19,479	499,581
China Shineway Pharmaceutical Group, Ltd. (b)	99,000	135,787
Dr Reddy's Laboratories, Ltd. - ADR	10,557	433,154
Richter Gedeon Nyrt (b)	8,266	168,037
		1,236,559
Real Estate Management & Development - 0.19%
Alam Sutera Realty Tbk PT (b)	1,831,500	64,883
Bumi Serpong Damai PT (b)	3,002,500	318,505
Franshion Properties China, Ltd. (b)	524,000	183,021
K Wah International Holdings, Ltd. (b)	391,000	237,743
New World Development Co., Ltd. (b)	109,000	138,022
Shimao Property Holdings, Ltd. (b)	95,000	218,996
UOL Group, Ltd. (b)	36,000	177,189
Wing Tai Holdings, Ltd. (b)	135,000	210,879
		1,549,238
Road & Rail - 0.91%
Canadian Pacific Railway, Ltd. (b)	48,323	7,312,236
ComfortDelGro Corp., Ltd. (b)	158,000	252,641
		7,564,877
Semiconductors & Semiconductor Equipment - 0.94%
Formosa Sumco Technology Corp. (b)	133,000	145,300
MediaTek, Inc. (b)	15,000	223,573
Parade Technologies, Ltd. (b)	19,600	153,709
Samsung Electronics Co., Ltd. (b)	961	1,252,228
Synaptics, Inc. (a)	109,714	5,684,282
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	9,634	168,017
Vanguard International Semiconductor Corp. (b)	120,000	142,907
		7,770,016
Software - 0.03%
Asseco Poland SA (b)	16,376	249,363

Specialty Retail - 6.24%
Advance Auto Parts, Inc.	71,421	7,904,876
Asbury Automotive Group, Inc. (a)	117,312	6,304,347
AutoNation, Inc. (a)	83,273	4,137,835
AutoZone, Inc. (a)	10,637	5,083,848
CarMax, Inc. (a)	101,508	4,772,906
Group 1 Automotive, Inc.	45,588	3,237,660
Lithia Motors, Inc. - Class A	104,851	7,278,756
O'Reilly Automotive, Inc. (a)	61,695	7,940,764
Penske Automotive Group, Inc.	109,410	5,159,776
		51,820,768

Textiles, Apparel & Luxury Goods - 0.05%
Grendene SA (b)	17,700	$135,603
Shenzhou International Group Holdings, Ltd. (b)	83,000	312,119
		447,722
Thrifts & Mortgage Finance - 0.01%
Malaysia Building Society Bhd (b)	157,600	106,458

Transportation Infrastructure - 0.02%
Arteris SA (b)	21,442	173,318

Water Utilities - 0.06%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	40,181	455,652

Wireless Telecommunication Services - 0.29%
Advanced Info Service PCL - NVDR	26,600	162,222
China Mobile, Ltd. - ADR	7,802	407,967
ENTEL Chile SA (b)	11,489	155,751
Mobile Telesystems OJSC - ADR	20,607	445,729
MTN Group, Ltd. (b)	11,123	230,373
SK Telecom Co., Ltd. - ADR	9,413	231,748
SmarTone Telecommunications Holdings, Ltd. (b)	100,000	114,393
Tim Participacoes SA - ADR	13,593	356,680
Tower Bersama Infrastructure Tbk PT (b)	358,000	170,853
Turkcell Iletisim Hizmetleri AS - ADR	11,549	154,179
		2,429,895
TOTAL COMMON STOCKS (Cost $447,264,951)		$574,878,968

PREFERRED STOCKS - 0.05%
Commercial Banks - 0.02%
Itau Unibanco Holding SA - ADR	10,026	$136,053

Food & Staples Retailing - 0.03%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	6,381	285,039
TOTAL PREFERRED STOCKS (Cost $417,777)		$421,092

INVESTMENT COMPANIES - 10.94%
Exchange Traded Funds - 10.94%
CurrencyShares Japanese Yen Trust (d)	247,155	$22,926,098
iShares CMBS ETF	20,199	1,031,159
iShares iBoxx $ Investment Grade Corporate Bond ETF	18,500	2,112,885
iShares JP Morgan USD Emerging Markets Bond ETF	39,100	4,229,056
iShares MBS ETF	183,216	19,158,897
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	7,765	825,885
PowerShares Build America Bond Portfolio	225,551	6,157,542
PowerShares International Corporate Bond Portfolio	33,368	984,690
PowerShares Senior Loan Portfolio	187,963	4,676,520
SPDR Barclays International Corporate Bond ETF	27,664	1,015,269
SPDR Barclays International Treasury Bond ETF	376,597	21,744,711
SPDR Barclays Short-Term International Treasury Bond ETF	52,283	1,867,026
Vanguard Mortgage-Backed Securities ETF	79,679	4,070,003
TOTAL INVESTMENT COMPANIES (Cost $94,098,063)		$90,799,741

	Principal Amount
CORPORATE BONDS - 2.50%
Biotechnology - 0.18%
Amgen, Inc.
4.100%, 06/15/2021	$1,417,000	$1,476,613

Capital Markets - 0.60%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	4,326,000	4,960,525

Electric Utilities - 0.17%
Duke Energy Corp.
3.950%, 09/15/2014	$1,354,000	$1,386,140

Health Care Providers & Services - 0.34%
Coventry Health Care, Inc.
5.950%, 03/15/2017	2,469,000	2,791,414

Industrial Conglomerates - 0.55%
General Electric Co.
5.250%, 12/06/2017	4,012,000	4,541,351

Oil, Gas & Consumable Fuels - 0.58%
Enterprise Products Operating LLC.
5.600%, 10/15/2014	2,044,000	2,123,996
Petrohawk Energy Corp.
7.250%, 08/15/2018	2,484,000	2,677,752
		4,801,748
Tobacco - 0.08%
Altria Group, Inc.
9.700%, 11/10/2018	600,000	788,635
TOTAL CORPORATE BONDS (Cost $19,855,882)		$20,746,426

UNITED STATES TREASURY OBLIGATIONS - 2.97%
United States Treasury Notes - 2.97%
1.375%, 09/30/2018	$6,044,000	$5,970,336
1.375%, 11/30/2018	5,455,000	5,373,175
1.000%, 11/30/2019	6,263,000	5,884,771
2.125%, 08/31/2020	7,569,000	7,472,026
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $25,572,216)		$24,700,308

FOREIGN GOVERNMENT BONDS/NOTES - 5.24%
Federal Republic of Germany
3.500%, 07/04/2019 (b)	EUR 7,820,000	$12,153,166
Government of United Kingdom
3.750%, 09/07/2020 (b)	GBP 2,950,000	5,277,524
Kingdom of Spain
3.750%, 10/31/2018 (b)	EUR 2,210,000	3,179,500
4.000%, 04/30/2020 (b)	EUR 4,110,000	5,869,548
		9,049,048
Province of Manitoba Canada
1.750%, 05/30/2019 (b)	USD 3,800,000	3,717,776
Province of Ontario Canada
4.000%, 10/07/2019 (b)	USD 4,900,000	5,304,446
Republic of Italy
4.500%, 03/01/2019 (b)	EUR 2,190,000	3,255,625
4.250%, 09/01/2019 (b)	EUR 3,200,000	4,702,050
		7,957,675
TOTAL FOREIGN GOVERNMENT BONDS/NOTES (Cost $42,929,396)		$43,459,635

SHORT-TERM INVESTMENTS - 4.95%
Money Market Funds - 4.95%	Shares
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)(e)	41,094,783	$41,094,783
TOTAL SHORT-TERM INVESTMENTS (Cost $41,094,783)		$41,094,783

Total Investments (Cost $671,233,068) - 95.92%		$796,100,953
Other Assets in Excess of Liabilities - 4.08% (e)		33,823,377
TOTAL NET ASSETS - 100.00%		$829,924,330

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
EUR	Euro
GDR	Global Depository Receipt
GPB	British Pound
NVDR	Non-Voting Depository Receipt
USD	U.S. Dollar
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2013.
(d)	Affiliated security.
(e)	All of a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Schedule of Securities Sold Short - (a)
December 31, 2013 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 4.94%
Aerospace & Defense - 0.08%
DigitalGlobe, Inc.	15,695	$645,849

Air Freight & Logistics - 0.03%
UTi Worldwide, Inc.	13,817	242,627

Building Products - 0.18%
Armstrong World Industries, Inc.	12,858	740,749
USG Corp.	25,876	734,361
		1,475,110
Chemicals - 0.03%
Tronox, Ltd.- Class A	10,118	233,422

Commercial Banks - 0.16%
First Horizon National Corp.	58,504	681,571
Texas Capital Bancshares, Inc.	10,919	679,162
		1,360,733
Commercial Services & Supplies - 0.23%
ADT Corp.	15,340	620,810
Covanta Holding Corp.	37,672	668,678
Iron Mountain, Inc.	21,699	658,565
		1,948,053
Communications Equipment - 0.31%
ARRIS Group, Inc.	29,310	714,138
Aruba Networks, Inc.	28,760	514,804
Palo Alto Networks, Inc.	11,722	673,663
Riverbed Technology, Inc.	37,372	675,686
		2,578,291
Computers & Peripherals - 0.08%
Diebold, Inc.	20,621	680,699

Diversified Telecommunication Services - 0.21%
CenturyLink, Inc.	20,844	663,881
Level 3 Communications, Inc.	20,135	667,878
TW Telecom, Inc.	14,380	438,159
		1,769,918
Electric Utilities - 0.23%
FirstEnergy Corp.	17,669	582,724
Pepco Holdings, Inc.	34,868	667,025
Southern Co.	16,432	675,519
		1,925,268
Electrical Equipment - 0.14%
General Cable Corp.	15,366	451,914
GrafTech International, Ltd.	19,127	214,796
Polypore International, Inc.	13,029	506,828
		1,173,538
Energy Equipment & Services - 0.07%
McDermott International, Inc.	61,035	559,081

Food Products - 0.11%
B&G Foods, Inc.	6,399	$216,990
Dean Foods Co.	25,015	430,008
Post Holdings, Inc.	5,400	266,058
		913,056
Gas Utilities - 0.13%
ONEOK, Inc.	10,955	681,182
Piedmont Natural Gas Co., Inc.	11,614	385,120
		1,066,302
Health Care Equipment & Supplies - 0.17%
Haemonetics Corp.	6,088	256,487
HeartWare International, Inc.	2,839	266,753
Hologic, Inc.	31,268	698,840
Volcano Corp.	9,781	213,715
		1,435,795
Health Care Providers & Services - 0.10%
Brookdale Senior Living, Inc.	22,757	618,535
Emeritus Corp.	10,522	227,591
		846,126
Hotels, Restaurants & Leisure - 0.20%
Norwegian Cruise Line Holdings, Ltd.	21,044	746,431
SeaWorld Entertainment, Inc.	7,334	210,999
Six Flags Entertainment Corp.	17,974	661,803
		1,619,233
Household Durables - 0.16%
KB Home	38,864	710,434
Toll Brothers, Inc.	17,795	658,415
		1,368,849
Independent Power Producers & Energy Traders - 0.09%
Calpine Corp.	36,238	707,003

Internet Software & Services - 0.08%
Equinix, Inc.	3,964	703,412

Media - 0.28%
Lamar Advertising Co. - Class A	12,982	678,310
Liberty Global PLC - Class A (b)	8,252	734,345
New York Times Co. - Class A	16,690	264,870
Thomson Reuters Corp.	17,294	654,059
		2,331,584
Metals & Mining - 0.30%
Allegheny Technologies, Inc.	20,356	725,284
ArcelorMittal - NYS	37,889	675,940
Coeur Mining, Inc.	29,945	324,903
Southern Copper Corp.	25,663	736,785
		2,462,912
Oil, Gas & Consumable Fuels - 0.49%
Alpha Natural Resources, Inc.	96,053	685,819
Encana Corp. (b)	36,626	661,099
Halcon Resources Corp.	54,416	210,046
Kinder Morgan, Inc.	20,482	737,352
SandRidge Energy, Inc.	101,641	616,961
Teekay Corp. (b)	10,304	494,695
Williams Companies, Inc.	17,118	660,241
		4,066,213
Professional Services - 0.02%
Acacia Research Corp.	10,754	156,363

Real Estate Investment Trusts (REITs) - 0.47%
American Tower Corp.		8,312	$663,464
AvalonBay Communities, Inc.		5,678	671,310
Digital Realty Trust, Inc.		11,283	554,221
Equity Residential		13,520	701,282
Realty Income Corp.		18,470	689,485
Regency Centers Corp.		13,275	614,633
			3,894,395
Semiconductors & Semiconductor Equipment - 0.17%
ASML Holding NV - NYS		8,021	751,568
Cypress Semiconductor Corp.		62,120	652,260
			1,403,828
Software - 0.23%
Advent Software, Inc.		7,365	257,702
Autodesk, Inc.		13,198	664,255
Jive Software, Inc.		32,029	360,326
Nuance Communications, Inc.		40,189	610,873
			1,893,156
Specialty Retail - 0.08%
Select Comfort Corp.		32,704	689,727

Transportation Infrastructure - 0.03%
Macquarie Infrastructure Co., LLC		4,328	235,573

Wireless Telecommunication Services - 0.08%
Crown Castle International Corp.		8,803	646,404
TOTAL COMMON STOCKS (Proceeds $40,288,465)			$41,032,520

INVESTMENT COMPANIES - 0.20%
Exchange Traded Funds - 0.20%
SPDR Dow Jones Industrial Average ETF Trust		9,973	$1,650,232
TOTAL INVESTMENT COMPANIES (Proceeds $1,536,596)			$1,650,232

TOTAL SECURITIES SOLD SHORT
(Proceeds $41,825,061) - 5.14%			$42,682,752

Percentages are stated as a percent of net assets.
NYS	New York Registry Shares
(a)	All securities sold short are non-income producing.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Leuthold Core Investment Fund
Cost of investments	$671,584,713
Gross unrealized appreciation	$134,305,655
Gross unrealized depreciation	(9,789,415)
Net unrealized appreciation	$124,516,240

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2013

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2013:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$35,736,644	$–	$–	$35,736,644
Air Freight & Logistics	–	237,569	–	237,569
Airlines	38,139,452	365,316	–	38,504,768
Auto Components	–	1,267,830	–	1,267,830
Automobiles	627,827	257,015	–	884,842
Building Products	–	257,398	–	257,398
Chemicals	73,820	1,159,596	–	1,233,416
Commercial Banks	–	2,603,486	–	2,603,486
Commercial Services & Supplies	–	220,000	–	220,000
Computers & Peripherals	30,968,841	1,558,315	–	32,527,156
Construction & Engineering	260,851	157,458	–	418,309
Construction Materials	–	471,525	–	471,525
Consumer Finance	44,407,667	–	–	44,407,667
Containers & Packaging	–	124,258	–	124,258
Distributors	–	613,012	–	613,012
Diversified Consumer Services	37,587,413	–	–	37,587,413
Diversified Financial Services	11,258,873	249,328	–	11,508,201
Diversified Telecommunication Services	427,870	174,869	–	602,739
Electric Utilities	–	493,166	–	493,166
Electrical Equipment	–	81,918	–	81,918
Electronic Equipment, Instruments & Components	40,111,610	738,688	–	40,850,298
Food & Staples Retailing	34,862,906	728,878	–	35,591,784
Food Products	216,258	789,534	–	1,005,792
Gas Utilities	–	130,858	–	130,858
Health Care Equipment & Supplies	122,642	209,940	–	332,582
Health Care Providers & Services	85,512,760	644,682	–	86,157,442
Hotels, Restaurants & Leisure	–	436,618	–	436,618
Household Durables	–	1,558,890	–	1,558,890
Independent Power Producers & Energy Traders	–	123,462	–	123,462
Industrial Conglomerates	–	189,987	–	189,987
Insurance	40,022,591	2,138,370	–	42,160,961
Internet Software & Services	483,139	729,913	–	1,213,052
IT Services	76,239,306	465,884	–	76,705,190
Media	–	240,679	–	240,679
Metals & Mining	–	318,572	–	318,572
Oil, Gas & Consumable Fuels	1,617,908	1,636,512	–	3,254,420
Paper & Forest Products	334,433	259,500	–	593,933
Personal Products	–	429,265	–	429,265
Pharmaceuticals	433,154	803,405	–	1,236,559
Real Estate Management & Development	–	1,549,238	–	1,549,238
Road & Rail	7,312,236	252,641	–	7,564,877
Semiconductors & Semiconductor Equipment	5,852,299	1,917,717	–	7,770,016
Software	–	249,363	–	249,363
Specialty Retail	51,820,768	–	–	51,820,768
Textiles, Apparel & Luxury Goods	–	447,722	–	447,722
Thrifts & Mortgage Finance	–	106,458	–	106,458
Transportation Infrastructure	–	173,318	–	173,318
Water Utilities	455,652	–	–	455,652
Wireless Telecommunication Services	1,596,303	833,592	–	2,429,895
Total Common Stocks	546,483,223	28,395,745	-	574,878,968

Preferred Stocks	$421,092	$–	$–	$421,092
Exchange Traded Funds	90,799,741	–	–	90,799,741
Corporate Bonds	–	20,746,426	–	20,746,426
United States Treasury Obligations	–	24,700,308	–	24,700,308
Foreign Government Bonds/Notes	–	43,459,635	–	43,459,635
Money Market Funds	41,094,783	–	–	41,094,783
Total Investments in Securities	$678,798,839	$117,302,114	$–	$796,100,953

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$41,032,520	$–	$–	$41,032,520
Exchange Traded Funds	1,650,232	–	–	1,650,232
Total Securities Sold Short	$42,682,752	$–	$–	$42,682,752

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers between Level 1 and Level 2 for the three month period ended December 31, 2013:

Transfers into Level 1	$73,820
Transfers out of Level 1	(1,873,385)
Net Transfers into and/or out of Level 1	$(1,799,565)

Transfers into Level 2	$1,873,385
Transfers out of Level 2	(73,820)
Net Transfers into and/or out of Level 2	$1,799,565

The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

Leuthold Global Fund
Schedule of Investments
December 31, 2013 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 68.01%
Aerospace & Defense - 1.00%
Alliant Techsystems, Inc.	13,590	$1,653,631
L-3 Communications Holdings, Inc.	18,369	1,962,912
		3,616,543
Airlines - 3.57%
Alaska Air Group, Inc.	22,694	1,665,059
American Airlines Group, Inc. (a)	134,285	3,390,696
Delta Air Lines, Inc.	120,486	3,309,750
JetBlue Airways Corp. (a)	304,369	2,602,355
Ryanair Holdings PLC - ADR (a)	27,872	1,308,033
WestJet Airlines, Ltd. (b)	25,444	668,766
		12,944,659
Auto Components - 6.41%
Brembo SpA (b)	43,456	1,169,026
Cie Generale des Etablissements Michelin (b)	21,935	2,333,909
Continental AG (b)	17,991	3,952,448
Dana Holding Corp.	60,144	1,180,025
GKN PLC (b)	241,343	1,495,544
Lear Corp.	24,420	1,977,287
Leoni AG (b)	23,783	1,781,861
Magna International, Inc. (b)	28,545	2,342,403
Plastic Omnium SA (b)	46,658	1,305,284
Showa Corp. (b)	102,200	1,648,716
Sumitomo Rubber Industries, Ltd. (b)	72,500	1,032,017
Tianneng Power International, Ltd. (b)	702,000	258,525
TRW Automotive Holdings Corp. (a)	37,545	2,792,973
		23,270,018
Automobiles - 4.10%
Daihatsu Motor Co. Ltd. (b)	33,000	559,771
Dongfeng Motor Group Co., Ltd. (b)	360,000	565,372
Ford Motor Co.	115,157	1,776,873
Geely Automobile Holdings, Ltd. (b)	1,045,000	507,390
General Motors Co. (a)	54,795	2,239,472
Hyundai Motor Co. (b)	6,276	1,408,753
Kia Motors Corp. (b)	24,950	1,328,626
Nissan Motor Co., Ltd. (b)	127,500	1,068,451
Porsche Automobil Holding SE (b)	20,827	2,174,171
Tata Motors, Ltd. - ADR	34,529	1,063,493
Thor Industries, Inc.	13,457	743,230
Volkswagen AG (b)	5,408	1,468,374
		14,903,976
Commercial Banks - 4.93%
BB&T Corp.	29,930	1,116,987
Fifth Third Bancorp	117,423	2,469,406
Huntington Bancshares, Inc.	274,743	2,651,270
KeyCorp	104,004	1,395,734
PNC Financial Services Group, Inc.	29,133	2,260,138
Popular, Inc. (a)(b)	32,794	942,172
Regions Financial Corp.	209,526	2,072,212
SunTrust Banks, Inc.	52,965	1,949,642
Synovus Financial Corp.	353,967	1,274,281
Webster Financial Corp.	56,530	1,762,605
		17,894,447

Computers & Peripherals - 3.01%
Asustek Computer, Inc. (b)	161,000	$1,449,977
Hewlett-Packard Co.	57,318	1,603,758
Lenovo Group, Ltd. (b)	1,290,000	1,572,538
Lexmark International, Inc. - Class A	32,917	1,169,212
Pegatron Corp. (b)	1,034,000	1,336,745
Seiko Epson Corp. (b)	67,600	1,820,098
Western Digital Corp.	23,358	1,959,736
		10,912,064
Containers & Packaging - 0.34%
Graphic Packaging Holding Co. (a)	127,305	1,222,128

Electronic Equipment, Instruments & Components - 4.57%
Arrow Electronics, Inc. (a)	31,134	1,689,020
Avnet, Inc.	36,625	1,615,529
Daeduck GDS Co., Ltd. (b)	44,990	750,042
Delta Electronics Thailand PCL - NVDR	490,600	801,357
FUJIFILM Holdings Corp. (b)	99,600	2,827,149
Hexagon AB - Class B (b)	56,631	1,791,366
Hon Hai Precision Industry Co., Ltd. (b)	720,000	1,942,058
Jabil Circuit, Inc.	64,231	1,120,189
Sanmina Corp. (a)	74,957	1,251,782
SYNNEX Corp. (a)	24,116	1,625,418
Tech Data Corp. (a)	22,874	1,180,298
		16,594,208
Food & Staples Retailing - 1.28%
Arcs Co., Ltd. (b)	46,200	884,965
Matsumotokiyoshi Holdings Co., Ltd. (b)	38,500	1,342,382
Wal-Mart Stores, Inc.	30,641	2,411,140
		4,638,487
Health Care Providers & Services - 6.21%
Aetna, Inc.	21,783	1,494,096
Alfresa Holdings Corp. (b)	19,500	967,877
Centene Corp. (a)	14,462	852,535
Express Scripts Holding Co. (a)	36,748	2,581,180
Health Net, Inc. (a)	29,702	881,258
Henry Schein, Inc. (a)	12,622	1,442,190
Humana, Inc.	14,225	1,468,304
Laboratory Corp. of America Holdings (a)	13,685	1,250,398
Magellan Health Services, Inc. (a)	13,941	835,205
Medipal Holdings Corp. (b)	76,500	1,009,912
MEDNAX, Inc. (a)	17,355	926,410
Molina Healthcare, Inc. (a)	25,245	877,264
Owens & Minor, Inc.	25,596	935,790
Primary Health Care, Ltd. (b)	212,030	939,367
Quest Diagnostics, Inc.	23,168	1,240,415
Suzuken Co., Ltd. (b)	29,500	955,593
UnitedHealth Group, Inc.	20,057	1,510,292
WellCare Health Plans, Inc. (a)	12,272	864,194
WellPoint, Inc.	16,236	1,500,044
		22,532,324
Hotels, Restaurants & Leisure - 0.43%
SJM Holdings, Ltd. (b)	465,000	1,563,082

Household Durables - 0.36%
Helen of Troy, Ltd. (a)(b)	26,658	1,319,838

Insurance - 12.43%
Ageas (b)	45,340	$1,933,466
Allianz SE (b)	14,980	2,695,298
Allstate Corp.	31,684	1,728,045
American International Group, Inc.	50,471	2,576,545
Assurant, Inc.	22,912	1,520,669
Baloise Holding AG (b)	18,572	2,368,192
Catlin Group, Ltd. (b)	110,851	1,067,138
Endurance Specialty Holdings, Ltd. (b)	22,570	1,324,182
Everest Re Group, Ltd. (b)	15,648	2,439,054
Genworth Financial, Inc. - Class A (a)	154,475	2,398,997
Gjensidige Forsikring ASA (b)	65,679	1,256,164
Hannover Rueck SE (b)	29,674	2,551,107
Liberty Holdings, Ltd. (b)	72,557	842,304
Muenchener Rueckversicherungs AG (b)	12,507	2,758,679
PartnerRe, Ltd. (b)	21,774	2,295,633
Platinum Underwriters Holdings, Ltd. (b)	18,066	1,107,085
Powszechny Zaklad Ubezpieczen SA (b)	12,201	1,813,045
SCOR SE (b)	65,606	2,399,648
Swiss Re AG (b)	28,322	2,610,962
Talanx AG (b)	32,305	1,096,420
Topdanmark A/S (a)(b)	41,166	1,084,857
Unipol Group Finanziario SpA (b)	247,984	1,479,969
Unum Group	51,571	1,809,111
Validus Holdings, Ltd. (b)	49,437	1,991,817
		45,148,387
Media - 4.62%
CyberAgent, Inc. (b)	28,000	1,140,529
DIRECTV (a)	18,170	1,255,365
Hakuhodo DY Holdings, Inc. (b)	132,800	1,029,561
Havas SA (b)	84,469	696,224
Interpublic Group of Cos, Inc.	187,221	3,313,812
Omnicom Group, Inc.	43,130	3,207,578
Publicis Groupe SA (b)	29,816	2,731,910
REA Group, Ltd. (b)	15,980	539,765
WPP PLC - ADR	24,970	2,868,054
		16,782,798
Office Electronics - 0.92%
Ricoh Co., Ltd. (b)	123,000	1,308,083
Xerox Corp.	166,917	2,031,380
		3,339,463
Paper & Forest Products - 2.89%
Canfor Corp. (a)(b)	46,089	1,156,726
China Forestry Holdings Co., Ltd. (a)(b)(e)(f)	2,484,000	48,051
International Paper Co.	52,747	2,586,185
Louisiana-Pacific Corp. (a)	75,070	1,389,546
Nippon Paper Industries Co., Ltd. (b)	58,900	1,093,942
Norbord, Inc. (b)	30,992	987,893
Resolute Forest Products, Inc. (a)(b)	36,748	588,703
Schweitzer-Mauduit International, Inc.	51,457	2,648,492
		10,499,538
Road & Rail - 3.62%
AMERCO (a)	6,506	1,547,387
CSX Corp.	86,915	2,500,545
DSV A/S (b)	40,214	1,320,327
Norfolk Southern Corp.	21,546	2,000,115
Ryder System, Inc.	14,671	1,082,426
Stagecoach Group PLC (b)	213,509	1,339,536
TransForce, Inc. (b)	19,792	470,648
Union Pacific Corp.	10,821	1,817,928
Werner Enterprises, Inc.	43,074	1,065,220
		13,144,132

Semiconductors & Semiconductor Equipment - 4.61%
A-DATA Technology Co., Ltd. (b)	303,000	$716,381
Advanced Semiconductor Engineering, Inc. - ADR	210,948	1,012,550
Cirrus Logic, Inc. (a)	42,230	862,759
CSR PLC (b)	74,663	782,759
Dialog Semiconductor PLC (a)(b)	55,635	1,199,645
First Solar, Inc. (a)	22,106	1,207,872
Iljin Display Co., Ltd. (b)	39,410	583,861
Intel Corp.	88,262	2,291,281
Magnachip Semiconductor Corp. (a)(b)	38,740	755,430
NVIDIA Corp.	107,409	1,720,692
Radiant Opto-Electronics Corp. (b)	137,050	502,731
Realtek Semiconductor Corp. (b)	220,320	592,970
Samsung Electronics Co., Ltd. (b)	1,669	2,174,786
Shindengen Electric Manufacturing Co., Ltd. (b)	127,000	774,341
Sigurd Microelectronics Corp. (b)	560,000	535,628
Skyworks Solutions, Inc. (a)	36,492	1,042,212
		16,755,898
Wireless Telecommunication Services - 2.71%
China Mobile, Ltd. - ADR	40,968	2,142,217
Freenet AG (b)	50,347	1,512,731
M1, Ltd. (b)	218,000	566,017
NTT DOCOMO, Inc. - ADR	135,726	2,240,836
Tele2 AB - Class B (b)	177,402	2,014,877
T-Mobile US, Inc. (a)	40,940	1,377,222
		9,853,900
TOTAL COMMON STOCKS (Cost $196,418,633)		$246,935,890

INVESTMENT COMPANIES - 11.82%
Exchange Traded Funds - 11.82%
CurrencyShares Japanese Yen Trust (a)(g)	114,368	$10,608,776
iShares CMBS ETF	13,500	689,175
iShares iBoxx Investment Grade Corporate Bond ETF	50,000	5,710,500
iShares JP Morgan USD Emerging Markets Bond ETF	16,352	1,768,632
iShares MBS ETF	92,428	9,665,196
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	13,381	1,423,203
PowerShares Build America Bond Portfolio	92,000	2,511,600
PowerShares International Corporate Bond Portfolio	36,500	1,077,115
PowerShares Senior Loan Portfolio	34,020	846,418
SPDR Barclays International Corporate Bond ETF	30,200	1,108,340
SPDR Barclays International Treasury Bond ETF	66,943	3,865,289
SPDR Barclays Short-Term High Yield Bond ETF	27,533	849,668
SPDR Barclays Short-Term International Treasury Bond ETF	78,546	2,804,878

TOTAL INVESTMENT COMPANIES (Cost $44,038,919)		$42,928,790

	Principal Amount	Fair Value
CORPORATE BONDS 1.76%
Biotechnology - 0.21%
Amgen, Inc.
4.100%, 06/15/2021	$731,000	$761,753

Diversified Financial Services - 0.32%
JPMorgan Chase & Co.
3.150%, 07/05/2016	1,120,000	1,174,188

Electric Utilities - 0.18%
Duke Energy Corp.
3.950%, 09/15/2014	640,000	655,192

Industrial Conglomerates - 0.32%
General Electric Co.
5.250%, 12/06/2017	1,025,000	1,160,240

Internet & Catalog Retail - 0.31%
Expedia, Inc.
7.456%, 08/15/2018	970,000	1,129,252

Oil, Gas & Consumable Fuels - 0.36%
Enterprise Products Operating, LLC
5.600%, 10/15/2014	523,000	543,469
Petrohawk Energy Corp.
7.250%, 08/15/2018	692,000	745,976
		1,289,445
Tobacco - 0.06%
Altria Group, Inc.
9.700%, 11/10/2018	153,000	201,102
TOTAL CORPORATE BONDS (Cost $6,096,649)		$6,371,172

UNITED STATES TREASURY OBLIGATIONS - 2.16%
United States Treasury Notes - 2.16%
1.375%, 11/30/2018	1,350,000	$1,329,750
2.125%, 08/31/2020	6,611,000	6,526,300

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $7,987,133)		$7,856,050

FOREIGN GOVERNMENT BONDS - 6.32%
Federal Republic of Germany
4.250%, 07/04/2018 (b)	EUR 1,630,000	$2,582,777
3.500%, 07/04/2019 (b)	EUR 1,630,000	2,533,205
Kingdom of Spain
3.750%, 10/31/2018 (b)	EUR 1,350,000	1,942,228
4.300%, 10/31/2019 (b)	EUR 1,290,000	1,888,149
4.000%, 04/30/2020 (b)	EUR 1,600,000	2,284,982
Province of Manitoba Canada
1.300%, 04/03/2017 (b)	USD 2,100,000	2,116,756
Republic of Italy
4.500%, 08/01/2018 (b)	EUR 1,550,000	2,311,310
4.500%, 03/01/2019 (b)	EUR 1,770,000	2,631,259
4.250%, 09/01/2019 (b)	EUR 1,270,000	1,866,126
Government of United Kingdom
3.750%, 09/07/2020 (b)	GBP 1,570,000	2,808,716

TOTAL FOREIGN GOVERNMENT BONDS (Cost $22,269,217)		$22,965,508

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 2.68%
Money Market Funds - 2.68%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)
	9,713,770	$9,713,770
TOTAL SHORT-TERM INVESTMENTS (Cost $9,713,770)		9,713,770

Total Investments (Cost $286,524,321) - 92.75%		$336,771,180
Other Assets in Excess of Liabilities - 7.25% (d)		26,337,944
TOTAL NET ASSETS - 100.00%		$363,109,124

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
EUR	Euro
GPB	British Pound
NVDR	Non-Voting Depository Receipt
USD	U.S. Dollar
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2013.
(d)	All of a portion of the assets have been committed as collateral for open securities sold short.
(e)	Illiquid security. The market value of these securities total $48,051, which represent 0.01% of total net assets.
(f)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. due to a halt in trading of the security on January 26, 2011.
(g)	Affiliated security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
December 31, 2013
Australian Dollar	$1,479,132	0.44%
British Pound	7,493,693	2.23
Canadian Dollar	3,284,033	0.98
Danish Kroner	2,405,184	0.71
Euro	53,280,208	15.82
Hong Kong Dollar	4,514,959	1.34
Japanese Yen	19,463,387	5.78
New Taiwan Dollar	7,076,489	2.10
Norwegian Krone	1,256,164	0.37
Polish Zloty	1,813,045	0.54
Singapore Dollar	566,017	0.17
South African Rand	842,304	0.25
South Korea Won	6,246,069	1.85
Swedish Krona	3,806,243	1.13
Swiss Franc	4,979,154	1.48
Thai Baht	801,357	0.24
US Dollar	217,463,742	64.57
Total Investments	$336,771,180	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
December 31, 2013
Australia	$1,479,132	0.44%
Belgium	1,933,466	0.57
Bermuda	11,544,747	3.43
Britain	6,485,893	1.92
Canada	8,331,895	2.47
China	2,185,961	0.65
Denmark	2,405,184	0.71
France	9,466,975	2.81
Germany	26,306,716	7.82
Hong Kong	4,471,214	1.34
India	1,063,493	0.32
Ireland	1,308,033	0.39
Italy	9,457,690	2.81
Japan	21,704,223	6.46
Norway	1,256,164	0.37
Poland	1,813,045	0.54
Puerto Rico	942,172	0.28
Singapore	566,017	0.17
South Africa	842,304	0.25
South Korea	7,001,498	2.08
Spain	6,115,359	1.82
Sweden	3,806,243	1.13
Switzerland	4,979,154	1.48
Taiwan	8,089,040	2.41
Thailand	801,357	0.24
United Kingdom	2,808,716	0.83
United States	189,605,489	56.26
Total Investments	$336,771,180	100.00%

Leuthold Global Fund
Schedule of Securities Sold Short - (a)
December 31, 2013 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 3.28%
Air Freight & Logistics - 0.05%
United Parcel Service, Inc. - Class B	1,799	$189,039

Beverages - 0.04%
Treasury Wine Estates, Ltd. (b)	33,000	142,329

Capital Markets - 0.11%
Charles Schwab Corp.	5,266	136,916
Kabu.com Securities Co., Ltd. (b)	24,000	139,569
UBS AG (b)	7,123	137,118
		413,603
Chemicals - 0.09%
Praxair, Inc.	1,319	171,509
WR Grace & Co.	1,425	140,890
		312,399
Commercial Services & Supplies - 0.04%
Iron Mountain, Inc.	4,506	136,757

Communications Equipment - 0.16%
Aruba Networks, Inc.	7,868	140,837
Palo Alto Networks, Inc.	2,617	150,399
Riverbed Technology, Inc.	10,171	183,892
Wi-Lan, Inc. (b)	28,631	95,684
		570,812
Construction & Engineering - 0.11%
China State Construction International Holdings, Ltd. (b)	74,000	133,006
SNC-Lavalin Group, Inc. (b)	2,923	131,504
Toyo Engineering Corp. (b)	34,000	138,418
		402,928
Construction Materials - 0.09%
Anhui Conch Cement Co., Ltd. (b)	41,000	152,543
James Hardie Industries PLC (b)	16,441	190,810
		343,353
Diversified Telecommunication Services - 0.04%
TW Telecom, Inc.	4,614	140,589

Energy Equipment & Services - 0.04%
FMC Technologies, Inc.	2,864	149,530

Food Products - 0.23%
B&G Foods, Inc.	4,006	135,843
China Mengniu Dairy Co., Ltd. (b)	29,000	137,926
Grupo Bimbo SAB de CV (b)	43,300	133,318
Post Holdings, Inc.	2,783	137,118
Tingyi Cayman Islands Holding Corp. (b)	54,000	156,273
Yakult Honsha Co., Ltd. (b)	3,000	151,585
		852,063
Gas Utilities - 0.12%
ONEOK, Inc.	2,650	164,777
Questar Corp.	5,727	131,664
South Jersey Industries, Inc.	2,363	132,233
		428,674

Health Care Equipment & Supplies - 0.11%
ABIOMED, Inc.	4,883	$130,571
CR Bard, Inc.	962	128,850
HeartWare International, Inc.	1,432	134,551
		393,972
Health Care Providers & Services - 0.04%
Emeritus Corp.	6,034	130,515

Household Durables - 0.04%
KB Home	8,079	147,684

Independent Power Producers & Energy Traders - 0.04%
APR Energy PLC (b)	8,900	140,011

Industrial Conglomerates - 0.05%
Beijing Enterprises Holdings, Ltd. (b)	17,500	173,832

Internet Software & Services - 0.05%
OpenTable, Inc.	2,239	177,710

Machinery - 0.04%
MAN SE (b)	1,339	164,428

Media - 0.08%
Loral Space & Communicatns, Inc.	1,664	134,751
Seven West Media, Ltd. (b)	73,223	154,293
		289,044
Metals & Mining - 0.27%
Compass Minerals International, Inc.	1,635	130,882
Glencore Xstrata PLC (b)	25,336	131,813
Hitachi Metals, Ltd.(b)	10,000	141,493
HudBay Minerals, Inc. (b)	18,522	152,396
Kyoei Steel, Ltd. (b)	9,600	181,308
Minera Frisco SAB de CV (b)	45,300	93,434
Vale SA - ADR	8,824	134,566
		965,892
Multiline Retail - 0.04%
Harvey Norman Holdings, Ltd. (b)	53,239	150,661

Multi-Utilities - 0.04%
Dominion Resources, Inc.	2,369	153,251

Oil, Gas & Consumable Fuels - 0.41%
Buru Energy, Ltd. (b)	60,641	95,059
Cameco Corp. (b)	7,589	157,624
CONSOL Energy, Inc.	4,179	158,969
MEG Energy Corp. (b)	4,485	129,241
Pembina Pipeline Corp. (b)	4,285	150,948
Range Resources Corp.	1,875	158,081
Trilogy Energy Corp. (b)	6,277	163,093
Western Gas Equity Partners LP	3,913	154,603
Western Gas Partners LP	2,130	131,400
Williams Companies, Inc.	4,876	188,067
		1,487,085
Personal Products - 0.04%
Hengan International Group Co., Ltd. (b)	13,800	163,272

Professional Services - 0.16%
Advisory Board Co.	2,138	$136,126
Bureau Veritas SA (b)	4,629	135,143
IHS, Inc. - Class A	1,380	165,186
Wageworks, Inc.	2,502	148,719
		585,174
Real Estate Management & Development - 0.21%
Altisource Portfolio Solutions SA (b)	1,040	164,975
Altisource Residential Corp. (b)	4,213	126,854
Kennedy-Wilson Holdings, Inc.	8,530	189,793
Mitsubishi Estate Co., Ltd. (b)	5,000	149,630
The St. Joe Co.	7,165	137,496
		768,748
Semiconductors & Semiconductor Equipment - 0.11%
Aixtron SE (b)	8,653	125,532
ASM Pacific Technology, Ltd. (b)	13,300	111,315
ASML Holding NV - NYS	1,699	159,196
		396,043
Software - 0.12%
Fortinet, Inc.	6,153	117,707
Red Hat, Inc.	3,152	176,638
ServiceNow, Inc.	2,560	143,386
		437,731
Textiles, Apparel & Luxury Goods - 0.04%
Lululemon Athletica, Inc. (b)	2,287	135,002

Thrifts & Mortgage Finance - 0.08%
Bofi Holding, Inc.	1,676	131,449
TFS Financial Corp.	13,049	158,088
		289,537
Tobacco - 0.14%
Altria Group, Inc.	4,691	180,087
Imperial Tobacco Group PLC (b)	4,395	170,387
Vector Group, Ltd.	10,333	169,151
		519,625
Water Utilities - 0.05%
Pennon Group PLC (b)	15,283	166,998
TOTAL COMMON STOCKS (Proceeds $11,448,108)		$11,918,291

INVESTMENT COMPANIES - 0.32%
Exchange Traded Funds - 0.32%
iShares MSCI EAFE ETF	4,908	$329,131
iShares MSCI Emerging Markets ETF	9,633	402,370
iShares MSCI South Korea Capped ETF	3,051	197,308
iShares MSCI Taiwan ETF	14,527	209,479

TOTAL INVESTMENT COMPANIES (Proceeds $1,055,418)		$1,138,288

TOTAL SECURITIES SOLD SHORT
(Proceeds $12,503,526) - 3.60%		$13,056,579

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
NYS	New York Registry Shares
(a)	All securitiees sold short are non-income producing.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Leuthold Global Fund
Cost of investments	$287,792,459
Gross unrealized appreciation	$54,503,093
Gross unrealized depreciation	(5,524,372)
Net unrealized appreciation	$48,978,721

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2013

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2013:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,616,543	$-	$-	$3,616,543
Airlines	12,944,659	-	-	12,944,659
Auto Components	8,292,688	14,977,330	-	23,270,018
Automobiles	5,823,067	9,080,909	-	14,903,976
Commercial Banks	17,894,447	-	-	17,894,447
Computers & Peripherals	4,732,706	6,179,358	-	10,912,064
Containers & Packaging	1,222,128	-	-	1,222,128
Electronic Equipment, Instruments & Components	8,482,236	8,111,972	-	16,594,208
Food & Staples Retailing	2,411,140	2,227,347	-	4,638,487
Health Care Providers & Services	18,659,575	3,872,749	-	22,532,324
Hotels, Resteraunts & Leisure	-	1,563,082	-	1,563,082
Household Durables	1,319,838	-	-	1,319,838
Insurance	19,191,136	25,957,251	-	45,148,387
Media	10,644,809	6,137,989	-	16,782,798
Office Electronics	2,031,380	1,308,083	-	3,339,463
Paper & Forest Products	9,357,545	1,093,942	48,051	10,499,538
Road & Rail	10,484,269	2,659,863	-	13,144,132
Semiconductors & Semiconductor Equipment	8,892,796	7,863,102	-	16,755,898
Wireless Telecommunication Services	5,760,275	4,093,625	-	9,853,900
Total Common Stocks	151,761,237	95,126,602	48,051	246,935,890
Exchange Traded Funds	42,928,790	-	-	42,928,790
Corporate Bonds	-	6,371,172	-	6,371,172
United States Treasury Obligations	-	7,856,050	-	7,856,050
Foreign Government Bonds	-	22,965,508	-	22,965,508
Money Market Funds	9,713,770	-	-	9,713,770
Total Investments in Securities	$204,403,797	$132,319,332	$48,051	$336,771,180

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$189,039	$-	$-	$189,039
Beverages	-	142,329	-	142,329
Capital Markets	274,034	139,569	-	413,603
Chemicals	312,399	-	-	312,399
Commercial Services & Supplies	136,757	-	-	136,757
Communications Equipment	570,812	-	-	570,812
Construction & Engineering	131,504	271,424	-	402,928
Construction Materials	-	343,353	-	343,353
Diversified Telecommunication Services	140,589	-	-	140,589
Energy Equipment & Services	149,530	-	-	149,530
Food Products	406,279	445,784	-	852,063
Gas Utilities	428,674	-	-	428,674
Health Care Equipment & Supplies	393,972	-	-	393,972
Health Care Providers & Services	130,515	-	-	130,515
Household Durables	147,684	-	-	147,684
Independent Power Producers & Energy Traders	140,011	-	-	140,011
Industrial Conglomerates	-	173,832	-	173,832
Internet Software & Services	177,710	-	-	177,710
Machinery	-	164,428	-	164,428
Media	134,751	154,293	-	289,044
Metals & Mining	511,278	454,614	-	965,892
Multiline Retail	-	150,661	-	150,661
Multi-Utilities	153,251	-	-	153,251
Oil, Gas & Consumable Fuels	1,392,026	95,059	-	1,487,085
Personal Products	-	163,272	-	163,272
Professional Services	450,031	135,143	-	585,174
Real Estate Management & Development	619,118	149,630	-	768,748
Semiconductors & Semiconductor Equipment	270,511	125,532	-	396,043
Software	437,731	-	-	437,731
Textiles, Apparel & Luxury Goods	135,002	-	-	135,002
Thrifts & Mortgage Finance	289,537	-	-	289,537
Tobacco	349,238	170,387	-	519,625
Water Utilities	-	166,998	-	166,998
Total Common Stocks	8,471,983	3,446,308	-	11,918,291
Exchange Traded Funds	1,138,288	-	-	1,138,288
Total Securities Sold Short	$9,610,271	$3,446,308	$-	$13,056,579

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were transfers from Level 2 to Level 1 of total securities sold short in the amount of $111,315 during the three month period ended December 31, 2013. The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they traded and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 30, 2013	$48,041
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	10
Purchases	-
Sales	-
Transfer in and/or out of Level 3	-
Balance as of December 31, 2013	$48,051

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at December 31, 2013:	$10

The security is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.

Leuthold Select Industries Fund
Schedule of Investments
December 31, 2013 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 95.99%
Aerospace & Defense - 6.45%
AAR Corp.	1,627	$45,572
Alliant Techsystems, Inc.	632	76,902
Boeing Co.	809	110,421
Exelis, Inc.	4,163	79,347
L-3 Communications Holdings, Inc.	683	72,985
Lockheed Martin Corp.	758	112,684
Moog, Inc. - Class A (a)	607	41,240
Northrop Grumman Corp.	1,003	114,954
Raytheon Co.	1,096	99,407
Triumph Group, Inc.	843	64,127
		817,639
Airlines - 6.74%
Alaska Air Group, Inc.	1,829	134,194
American Airlines Group, Inc. (a)	6,346	160,237
Copa Holdings SA - Class A (b)	902	144,419
Delta Air Lines, Inc.	5,326	146,305
Ryanair Holdings PLC - ADR (a)	2,082	97,708
Southwest Airlines Co.	9,085	171,161
		854,024
Computers & Peripherals - 5.49%
EMC Corp.	4,340	109,151
Lexmark International, Inc. - Class A	3,590	127,517
QLogic Corp. (a)	5,132	60,712
SanDisk Corp.	1,778	125,420
Seagate Technology PLC (b)	2,393	134,391
Western Digital Corp.	1,652	138,603
		695,794
Consumer Finance - 7.86%
American Express Co.	1,416	128,474
Capital One Financial Corp.	3,548	271,812
Discover Financial Services	4,972	278,183
Ezcorp, Inc. - Class A (a)	1,745	20,399
Portfolio Recovery Associates, Inc. (a)	1,188	62,774
SLM Corp.	8,917	234,339
		995,981
Diversified Consumer Services - 6.68%
Apollo Education Group, Inc. (a)	8,301	226,783
Bridgepoint Education, Inc. (a)	1,334	23,625
Capella Education Co. (a)	1,188	78,931
DeVry Education Group, Inc.	5,453	193,582
ITT Educational Services, Inc. (a)	3,464	116,321
New Oriental Education & Technology Group, Inc. - ADR	5,099	160,618
Strayer Education, Inc. (a)	1,332	45,914
		845,774
Diversified Financial Services - 1.98%
CBOE Holdings, Inc.	2,613	135,771
Interactive Brokers Group, Inc. - Class A	4,728	115,080
		250,851

Electronic Equipment, Instruments & Components - 7.21%
Arrow Electronics, Inc. (a)	2,377	$128,952
Avnet, Inc.	2,764	121,920
Benchmark Electronics, Inc. (a)	2,486	57,377
Flextronics International, Ltd. (a)(b)	9,886	76,814
Ingram Micro, Inc. (a)	3,649	85,606
Insight Enterprises, Inc. (a)	2,756	62,589
Jabil Circuit, Inc.	4,779	83,346
Sanmina Corp. (a)	3,329	55,594
SYNNEX Corp. (a)	1,424	95,978
TE Connectivity, Ltd. (b)	2,638	145,380
		913,556
Food & Staples Retailing - 6.13%
CVS Caremark Corp.	5,377	384,832
Walgreen Co.	6,810	391,166
		775,998
Health Care Providers & Services - 15.25%
Aetna, Inc.	1,879	128,881
AmerisourceBergen Corp.	2,832	199,118
Cardinal Health, Inc.	3,228	215,663
CIGNA Corp.	1,070	93,604
Henry Schein, Inc. (a)	1,542	176,189
Humana, Inc.	1,028	106,110
Magellan Health Services, Inc. (a)	1,264	75,726
McKesson Corp.	1,905	307,467
Molina Healthcare, Inc. (a)	1,551	53,897
Patterson Companies, Inc.	1,382	56,939
PharMerica Corp. (a)	2,604	55,986
UnitedHealth Group, Inc.	2,351	177,030
WellCare Health Plans, Inc. (a)	1,003	70,631
WellPoint, Inc.	2,326	214,899
		1,932,140
Insurance - 7.27%
American Financial Group, Inc.	2,107	121,616
American International Group, Inc.	3,447	175,969
Assurant, Inc.	3,135	208,070
Genworth Financial, Inc. - Class A (a)	14,816	230,092
Hartford Financial Services Group, Inc.	5,124	185,643
		921,390
IT Services - 13.42%
Accenture PLC - Class A (b)	978	80,411
Alliance Data Systems Corp. (a)	303	79,668
Amdocs, Ltd.	1,306	53,860
Cognizant Technology Solutions Corp. - Class A (a)	649	65,536
Computer Sciences Corp.	1,711	95,611
Convergys Corp.	2,377	50,036
CoreLogic, Inc. (a)	3,447	122,472
DST Systems, Inc.	935	84,842
Fiserv, Inc. (a)	1,584	93,535
FleetCor Technologies, Inc. (a)	607	71,122
Gartner, Inc. (a)	843	59,895
Global Payments, Inc.	876	56,931
International Business Machines Corp.	641	120,232
Jack Henry & Associates, Inc.	1,205	71,348
MasterCard, Inc. - Class A	261	218,055
Sapient Corp. (a)	4,239	73,589
Total System Services, Inc.	1,568	52,183
Visa, Inc. - Class A	919	204,643
Western Union Co.	2,672	46,092
		1,700,061

Road & Rail - 1.29%
Canadian Pacific Railway, Ltd. (b)	1,079	$163,274

Semiconductors & Semiconductor Equipment - 1.01%
Synaptics, Inc. (a)	2,461	127,504

Specialty Retail - 9.21%
Advance Auto Parts, Inc.	1,627	180,076
Asbury Automotive Group, Inc. (a)	2,646	142,196
AutoNation, Inc. (a)	1,896	94,212
AutoZone, Inc. (a)	236	112,794
CarMax, Inc. (a)	2,275	106,971
Group 1 Automotive, Inc.	1,045	74,216
Lithia Motors, Inc. - Class A	2,343	162,651
O'Reilly Automotive, Inc. (a)	1,382	177,877
Penske Automotive Group, Inc.	2,444	115,259
		1,166,252
TOTAL COMMON STOCKS (Cost $9,387,585)		$12,160,238

SHORT-TERM INVESTMENTS - 1.15%
Money Market Funds - 1.15%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)	145,988	$145,988
TOTAL SHORT-TERM INVESTMENTS (Cost $145,988)		$145,988

Total Investments (Cost $9,533,573) - 97.14%		$12,306,226
Other Assets in Excess of Liabilities - 2.86%		362,811
TOTAL NET ASSETS - 100.00%		$12,669,037

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Leuthold Select Industries Fund
Cost of investments	$9,551,340
Gross unrealized appreciation	$2,817,804
Gross unrealized depreciation	(62,918)
Net unrealized appreciation	$2,754,886

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2013

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2013:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$12,160,238	$–	$–	$12,160,238
Money Market Funds	145,988	–	–	145,988

Total Investments in Securities	$12,306,226	$–	$–	$12,306,226

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Industries Fund
Schedule of Investments
December 31, 2013 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 98.98%
Aerospace & Defense - 1.48%
Alliant Techsystems, Inc.	1,300	$158,184
L-3 Communications Holdings, Inc.	1,758	187,860
		346,044
Airlines - 5.29%
Alaska Air Group, Inc.	2,171	159,286
American Airlines Group, Inc. (a)	12,849	324,437
Delta Air Lines, Inc.	11,529	316,702
JetBlue Airways Corp. (a)	29,123	249,002
Ryanair Holdings PLC - ADR (a)	2,667	125,162
WestJet Airlines, Ltd. (b)	2,435	64,001
		1,238,590
Auto Components - 9.22%
Brembo SpA (b)	3,838	103,248
Cie Generale des Etablissements Michelin (b)	2,099	223,336
Continental AG (b)	1,589	349,088
Dana Holding Corp.	5,755	112,913
GKN PLC (b)	23,093	143,102
Lear Corp.	2,337	189,227
Leoni AG (b)	2,099	157,260
Magna International, Inc. (b)	2,731	224,106
Plastic Omnium SA (b)	4,464	124,883
Showa Corp. (b)	9,100	146,803
Sumitomo Rubber Industries, Ltd. (b)	6,400	91,102
Tianneng Power International, Ltd. (b)	68,000	25,042
TRW Automotive Holdings Corp. (a)	3,592	267,209
		2,157,319
Automobiles - 5.88%
Daihatsu Motor Co. Ltd. (b)	3,000	50,888
Dongfeng Motor Group Co., Ltd. (b)	34,000	53,396
Ford Motor Co.	11,019	170,023
Geely Automobile Holdings, Ltd. (b)	100,000	48,554
General Motors Co. (a)	5,243	214,282
Hyundai Motor Co. (b)	557	125,028
Kia Motors Corp. (b)	2,210	117,686
Nissan Motor Co., Ltd. (b)	11,300	94,694
Porsche Automobil Holding SE (b)	1,905	198,867
Tata Motors, Ltd. - ADR	3,304	101,763
Thor Industries, Inc.	1,288	71,136
Volkswagen AG (b)	480	130,329
		1,376,646
Commercial Banks - 7.32%
BB&T Corp.	2,864	106,884
Fifth Third Bancorp	11,236	236,293
Huntington Bancshares, Inc.	26,289	253,689
KeyCorp	9,952	133,556
PNC Financial Services Group, Inc.	2,788	216,293
Popular, Inc. (a)(b)	3,138	90,155
Regions Financial Corp.	20,048	198,275
SunTrust Banks, Inc.	5,068	186,553
Synovus Financial Corp.	33,869	121,928
Webster Financial Corp.	5,409	168,653
		1,712,279

Computers & Peripherals - 4.30%
Asustek Computer, Inc. (b)	14,000	$126,085
Hewlett-Packard Co.	5,442	152,267
Lenovo Group, Ltd. (b)	122,000	148,721
Lexmark International, Inc. - Class A	3,150	111,888
Pegatron Corp. (b)	87,000	112,473
Seiko Epson Corp. (b)	6,200	166,932
Western Digital Corp.	2,235	187,516
		1,005,882
Containers & Packaging - 0.50%
Graphic Packaging Holding Co. (a)	12,181	116,938

Electronic Equipment, Instruments & Components - 6.59%
Arrow Electronics, Inc. (a)	2,979	161,611
Avnet, Inc.	3,504	154,562
Daeduck GDS Co., Ltd. (b)	4,080	68,019
Delta Electronics Thailand PCL - NVDR	45,900	74,974
FUJIFILM Holdings Corp. (b)	9,200	261,142
Hexagon AB - Class B (b)	5,124	162,084
Hon Hai Precision Industry Co., Ltd. (b)	60,900	164,266
Jabil Circuit, Inc.	6,146	107,186
Sanmina Corp. (a)	7,172	119,772
SYNNEX Corp. (a)	2,308	155,559
Tech Data Corp. (a)	2,189	112,952
		1,542,127
Food & Staples Retailing - 1.83%
Arcs Co., Ltd. (b)	4,100	78,536
Matsumotokiyoshi Holdings Co., Ltd. (b)	3,400	118,548
Wal-Mart Stores, Inc.	2,932	230,719
		427,803
Health Care Providers & Services - 9.13%
Aetna, Inc.	2,069	141,913
Alfresa Holdings Corp. (b)	1,800	89,343
Centene Corp. (a)	1,373	80,938
Express Scripts Holding Co. (a)	3,516	246,964
Health Net, Inc. (a)	2,820	83,669
Henry Schein, Inc. (a)	1,208	138,026
Humana, Inc.	1,351	139,450
Laboratory Corp. of America Holdings (a)	1,309	119,603
Magellan Health Services, Inc. (a)	1,323	79,261
Medipal Holding Corp. (b)	6,900	91,090
MEDNAX, Inc. (a)	1,660	88,611
Molina Healthcare, Inc. (a)	2,396	83,261
Owens & Minor, Inc.	2,449	89,536
Primary Health Care, Ltd. (b)	20,288	89,883
Quest Diagnostics, Inc.	2,217	118,698
Suzuken Co., Ltd. (b)	2,700	87,461
UnitedHealth Group, Inc.	1,904	143,371
WellCare Health Plans, Inc. (a)	1,165	82,039
WellPoint, Inc.	1,541	142,373
		2,135,490
Hotels, Restaurants & Leisure - 0.63%
SJM Holdings, Ltd. (b)	44,000	147,905

Household Durables - 0.54%
Helen of Troy, Ltd. (a)(b)	2,551	126,300

Insurance - 17.93%
Ageas (b)	4,338	$184,989
Allianz SE (b)	1,323	238,043
Allstate Corp.	3,032	165,365
American International Group, Inc.	4,829	246,520
Assurant, Inc.	2,192	145,483
Baloise Holding AG (b)	1,671	213,076
Catlin Group, Ltd. (b)	10,607	102,111
Endurance Specialty Holdings, Ltd. (b)	2,160	126,727
Everest Re Group, Ltd. (b)	1,497	233,337
Genworth Financial, Inc. - Class A (a)	14,781	229,549
Gjensidige Forsikring ASA (b)	5,802	110,968
Hannover Rueck SE (b)	2,632	226,276
Liberty Holdings, Ltd. (b)	6,943	80,600
Muenchener Rueckversicherungs AG (b)	1,109	244,613
PartnerRe, Ltd. (b)	2,083	219,611
Platinum Underwriters Holdings, Ltd. (b)	1,729	105,953
Powszechny Zaklad Ubezpieczen SA (b)	1,096	162,864
SCOR SE (b)	6,277	229,592
Swiss Re AG (b)	2,512	231,577
Talanx AG (b)	2,955	100,292
Topdanmark A/S (a)(b)	3,765	99,220
Unipol Gruppo Finanziano SpA (b)	22,282	132,979
Unum Group	4,935	173,120
Validus Holdings, Ltd. (b)	4,730	190,572
		4,193,437
IT Services - 0.83%
Xerox Corp.	15,971	194,367

Media - 6.81%
CyberAgent, Inc. (b)	2,500	101,833
DIRECTV (a)	1,739	120,147
Hakuhodo DY Holdings, Inc. (b)	12,000	93,033
Havas SA (b)	8,082	66,615
Interpublic Group of Cos, Inc.	17,914	317,078
Omnicom Group, Inc.	4,127	306,925
Publicis Groupe SA (b)	2,853	261,408
REA Group, Ltd. (b)	1,529	51,646
WPP PLC - ADR	2,389	274,400
		1,593,085
Office Electronics - 0.50%
Ricoh Co., Ltd. (b)	11,000	116,983

Paper & Forest Products - 4.27%
Canfor Corp. (a)(b)	4,410	110,681
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	116,000	2,244
International Paper Co.	5,047	247,454
Louisiana-Pacific Corp. (a)	7,183	132,957
Nippon Paper Industries Co.,Ltd. (b)	5,400	100,294
Norbord, Inc. (b)	2,965	94,512
Resolute Forest Products, Inc. (a)(b)	3,516	56,326
Schweitzer-Mauduit International, Inc.	4,924	253,438
		997,906

Road & Rail - 5.34%
AMERCO (a)	622	$147,937
CSX Corp.	8,316	239,251
DSV A/S (b)	3,567	117,114
Norfolk Southern Corp.	2,062	191,415
Ryder System, Inc.	1,404	103,587
Stagecoach Group PLC (b)	20,430	128,176
TransForce, Inc. (b)	1,894	45,039
Union Pacific Corp.	1,035	173,880
Werner Enterprises, Inc.	4,121	101,912
		1,248,311
Semiconductors & Semiconductor Equipment - 6.64%
A-DATA Technology Co., Ltd. (b)	26,000	61,472
Advanced Semiconductor Engineering, Inc. - ADR	20,185	96,888
Cirrus Logic, Inc. (a)	4,041	82,558
CSR PLC (b)	7,144	74,897
Dialog Semiconductor PLC (a)(b)	4,907	105,808
First Solar, Inc. (a)	2,115	115,564
Iljin Display Co., Ltd. (b)	3,650	54,075
Intel Corp.	8,445	219,232
Magnachip Semiconductor Corp. (a)(b)	3,707	72,286
NVIDIA Corp.	10,277	164,638
Radiant Opto-Electronics Corp. (b)	11,210	41,121
Realtek Semiconductor Corp. (b)	18,100	48,714
Samsung Electronics Co., Ltd. (b)	152	198,063
Shindengen Electric Manufacturing Co., Ltd. (b)	12,000	73,166
Sigurd Microelectronics Corp. (b)	47,000	44,954
Skyworks Solutions, Inc. (a)	3,492	99,732
		1,553,168
Wireless Telecommunication Services - 3.95%
China Mobile, Ltd. - ADR	3,920	204,977
Freenet AG (b)	4,461	134,036
M1, Ltd. (b)	21,000	54,525
NTT DOCOMO, Inc. - ADR	12,987	214,415
Tele2 AB - Class B (b)	16,160	183,540
T-Mobile US, Inc. (a)	3,917	131,768
		923,261
TOTAL COMMON STOCKS (Cost $20,198,978)		$23,153,841

SHORT-TERM INVESTMENTS - 0.95%
Money Market Funds - 0.95%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)
	222,461	$222,461
TOTAL SHORT-TERM INVESTMENTS (Cost $222,461)		222,461

Total Investments (Cost $20,421,439) - 99.93%		23,376,302
Other Assets in Excess of Liabilities - 0.07%		15,793
TOTAL NET ASSETS - 100.00%		$23,392,095

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
NVDR	Non-Voting Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2013.
(d)	Illiquid security. The market value of these securities total $2,244, which represent 0.01% of total net assets.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. due to a halt in trading of the security on January 26, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
December 31, 2013
Australian Dollar	$141,529	0.61%
British Pound	448,286	1.92
Canadian Dollar	314,232	1.34
Danish Kroner	216,334	0.92
Euro	3,211,660	13.74
Hong Kong Dollar	425,862	1.82
Japanese Yen	1,761,848	7.54
New Taiwan Dollar	599,085	2.56
Norwegian Krone	110,968	0.47
Polish Zloty	162,863	0.70
Singapore Dollar	54,525	0.23
South African Rand	80,600	0.35
South Korea Won	562,871	2.41
Swedish Krona	345,624	1.48
Swiss Franc	444,653	1.90
Thai Baht	74,974	0.32
US Dollar	14,420,388	61.69
Total Investments	$23,376,302	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
December 31, 2013
Australia	$141,529	0.61%
Belgium	184,989	0.79
Bermuda	1,104,611	4.73
Britain	620,575	2.65
Canada	594,665	2.54
China	204,361	0.88
Denmark	216,334	0.92
France	905,834	3.89
Germany	1,884,612	8.06
Hong Kong	426,478	1.83
India	101,763	0.44
Ireland	125,162	0.54
Italy	236,227	1.01
Japan	1,976,263	8.45
Norway	110,968	0.47
Poland	162,863	0.70
Puerto Rico	90,155	0.39
Singapore	54,525	0.23
South Africa	80,600	0.35
South Korea	635,157	2.71
Sweden	345,624	1.48
Switzerland	444,653	1.90
Taiwan	695,973	2.98
Thailand	74,974	0.32
United States	11,957,406	51.13
Total Investments	$23,376,302	100.00%

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Leuthold Global Industries Fund
Cost of investments	$20,479,315
Gross unrealized appreciation	$3,235,487
Gross unrealized depreciation	(338,500)
Net unrealized appreciation	$2,896,987

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2013

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2013:

Leuthold Global Industries Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$346,044	$-	$-	$346,044
Airlines	1,238,590	-	-	1,238,590
Auto Components	793,455	1,363,864	-	2,157,319
Automobiles	557,204	819,442	-	1,376,646
Commercial Banks	1,712,279	-	-	1,712,279
Computers & Peripherals	451,672	554,210	-	1,005,882
Containers & Packaging	116,938	-	-	116,938
Electronic Equipment, Instruments & Components	811,642	730,485	-	1,542,127
Food & Staples Retailing	230,719	197,084	-	427,803
Health Care Providers & Services	1,777,713	357,777	-	2,135,490
Hotels, Resteraunts & Leisure	-	147,905	-	147,905
Household Durables	126,300	-	-	126,300
Insurance	1,836,238	2,357,199	-	4,193,437
IT Services	194,367	-	-	194,367
Media	1,018,551	574,534	-	1,593,085
Office Electronics	-	116,983	-	116,983
Paper & Forest Products	895,368	100,294	2,244	997,906
Road & Rail	1,003,021	245,290	-	1,248,311
Semiconductors & Semiconductor Equipment	850,897	702,271	-	1,553,168
Wireless Telecommunication Services	551,160	372,101	-	923,261
Total Common Stocks	14,512,158	8,639,439	2,244	23,153,841
Money Market Funds	222,461	-	-	222,461
Total Investments in Securities	$14,734,619	$8,639,439	$2,244	$23,376,302

The fund did not have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 30, 2013	$2,243
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	1
Purchases	-
Sales	-
Transfer in and/or out of Level 3	-
Balance as of December 31, 2013	$2,244

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at December 31, 2013:	$1

The security is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.

Grizzly Short Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 5.79%
Money Market Funds - 5.79%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (a)
	3,606,159	$3,606,159
TOTAL SHORT-TERM INVESTMENTS (Cost $3,606,159)		$3,606,159

Total Investments (Cost $3,606,159) - 5.79%		$3,606,159
Other Assets in Excess of Liabilities - 94.21% (b)		58,649,569
TOTAL NET ASSETS - 100.00%		$62,255,728

Percentages are stated as a percent of net assets.

(a) The rate quoted is the annualized seven-day yield as of December 31, 2013.
(b) All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
Decemebr 31, 2013 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 96.23%
Aerospace & Defense - 1.51%
DigitalGlobe, Inc.	22,813	$938,755.00

Air Freight & Logistics - 0.58%
UTi Worldwide, Inc.	20,716	363,773

Building Products - 3.49%
Armstrong World Industries, Inc.	18,474	1,064,287
USG Corp.	39,046	1,108,126
		2,172,413
Chemicals - 0.54%
Tronox, Ltd. - Class A	14,534	335,299

Commercial Banks - 3.22%
First Horizon National Corp.	88,287	1,028,544
Texas Capital Bancshares, Inc.	15,691	975,980
		2,004,524
Commercial Services & Supplies - 4.61%
ADT Corp.	22,994	930,567
Covanta Holding Corp.	56,110	995,953
Iron Mountain, Inc.	31,020	941,457
		2,867,977
Communications Equipment - 6.00%
ARRIS Group, Inc.	42,083	1,025,352
Aruba Networks, Inc.	41,323	739,682
Palo Alto Networks, Inc.	17,028	978,599
Riverbed Technology, Inc.	54,736	989,627
		3,733,260
Computers & Peripherals - 1.57%
Diebold, Inc.	29,610	977,426

Diversified Telecommunication Services - 4.16%
CenturyLink, Inc.	31,056	989,134
Level 3 Communications, Inc.	29,284	971,350
TW Telecom, Inc.	20,716	631,216
		2,591,700
Electric Utilities - 4.44%
FirstEnergy Corp.	25,271	833,438
Pepco Holdings, Inc.	50,217	960,651
Southern Co.	23,644	972,005
		2,766,094
Electrical Equipment - 3.08%
General Cable Corp.	22,090	649,667
GrafTech International, Ltd.	28,489	319,931
Polypore International, Inc.	24,322	946,126
		1,915,724
Energy Equipment & Services - 1.29%
McDermott International, Inc.	87,745	803,744

Food Products - 2.11%
B&G Foods, Inc.	9,183	$311,395
Dean Foods Co.	35,937	617,757
Post Holdings, Inc.	7,773	382,976
		1,312,128
Gas Utilities - 2.46%
ONEOK, Inc.	15,908	989,159
Piedmont Natural Gas Co., Inc.	16,378	543,095
		1,532,254
Health Care Equipment & Supplies - 3.31%
Haemonetics Corp.	8,713	367,079
HeartWare International, Inc.	4,049	380,444
Hologic, Inc.	44,903	1,003,582
Volcano Corp.	14,064	307,298
		2,058,403
Health Care Providers & Services - 2.02%
Brookdale Senior Living, Inc.	34,201	929,583
Emeritus Corp.	15,112	326,873
		1,256,456
Hotels, Restaurants & Leisure - 3.77%
Norwegian Cruise Line Holdings, Ltd.	30,297	1,074,635
SeaWorld Entertainment, Inc.	11,027	317,247
Six Flags Entertainment Corp.	25,886	953,122
		2,345,004
Household Durables - 3.26%
KB Home	58,641	1,071,957
Toll Brothers, Inc.	25,886	957,782
		2,029,739
Independent Power Producers & Energy Traders - 1.63%
Calpine Corp.	51,880	1,012,179

Internet Software & Services - 1.62%
Equinix, Inc.	5,676	1,007,206

Media - 5.54%
Lamar Advertising Co. - Class A	19,523	1,020,077
Liberty Global PLC - Class A (b)	12,364	1,100,272
New York Times Co. - Class A	24,042	381,546
Thomson Reuters Corp.	25,018	946,181
		3,448,076
Metals & Mining - 5.71%
Allegheny Technologies, Inc.	29,320	1,044,672
ArcelorMittal - NYS	55,170	984,233
Coeur Mining, Inc.	43,023	466,799
Southern Copper Corp.	36,877	1,058,739
		3,554,443
Oil, Gas & Consumable Fuels - 9.60%
Alpha Natural Resources, Inc.	144,361	1,030,737
Encana Corp. (b)	52,712	951,452
Halcon Resources Corp.	100,202	386,780
Kinder Morgan, Inc.	29,284	1,054,224
SandRidge Energy, Inc.	146,313	888,120
Teekay Corp. (b)	14,823	711,652
Williams Companies, Inc.	24,801	956,575
		5,979,540

Professional Services - 0.36%
Acacia Research Corp.	15,438	$224,468

Real Estate Investment Trusts (REITs) - 9.04%
American Tower Corp.	12,473	995,595
AvalonBay Communities, Inc.	8,171	966,057
Digital Realty Trust, Inc.	16,124	792,011
Equity Residential	19,342	1,003,270
Realty Income Corp.	26,537	990,626
Regency Centers Corp.	19,053	882,154
		5,629,713
Semiconductors & Semiconductor Equipment - 3.24%
ASML Holding NV - NYS	11,533	1,080,642
Cypress Semiconductor Corp.	89,155	936,128
		2,016,770
Software - 4.38%
Advent Software, Inc.	10,593	370,649
Autodesk, Inc.	19,234	968,047
Jive Software, Inc.	45,770	514,912
Nuance Communications, Inc.	57,593	875,414
		2,729,022
Specialty Retail - 1.59%
Select Comfort Corp.	46,891	988,931

Transportation Infrastructure - 0.54%
Macquarie Infrastructure Co., LLC	6,218	338,446

Wireless Telecommunication Services - 1.56%
Crown Castle International Corp.	13,268	974,269
TOTAL COMMON STOCKS (Proceeds $59,668,488)		$59,907,736

INVESTMENT COMPANIES - 2.56%
Exchange Traded Funds - 2.56%
SPDR Dow Jones Industrial Average ETF Trust	9,617	$1,591,325

TOTAL INVESTMENT COMPANIES (Proceeds $1,507,418)		$1,591,325

TOTAL SECURITIES SOLD SHORT
(Proceeds $61,175,906) - 98.79%		$61,499,061

Percentages are stated as a percent of net assets.
NYS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Grizzly Short Fund
Cost of investments	$3,606,159
Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation	$-

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2013

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2013:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$3,606,159	$-	$-	$3,606,159

Total Investments in Securities	$3,606,159	$-	$-	$3,606,159

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$59,907,736	$–	$–	$59,907,736
Exchange Traded Funds	1,591,325	–	–	1,591,325

Total Securities Sold Short	$61,499,061	$–	$–	$61,499,061

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Leuthold Funds, Inc.

By (Signature and Title)     /s/ John Mueller
                                                     John Mueller, President

Date      February 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Mueller
                                                    John Mueller, President

Date      February 25, 2014

By (Signature and Title)*   /s/ Holly J. Weiss
                                                     Holly J. Weiss, Treasurer

Date      February 25, 2014

* Print the name and title of each signing officer under his or her signature.